INVESTMENTS (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 MSSB	Sep. 16, 2012 MSSB	Dec. 31, 2012 Akbank	Mar. 31, 2012 Akbank	Dec. 31, 2012 Total securities AFS	Sep. 30, 2012 Total securities AFS MSSB	Mar. 31, 2012 Total securities AFS Akbank	Dec. 31, 2012 Held-to-maturity Securities	Dec. 31, 2012 Other assets
OTTI on Investments disclosures
Total OTTI losses recognized during the year	$ 382	$ 743						$ 17			$ 365
Less: Impairments recognized in AOCI	66	159	84					1			65
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	316	584						16			300
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery	4,655							139				4,516
Total impairment losses recognized in earnings	4,971	2,254	1,411					155			300	4,516
Impairment charge related to investment, pre-tax						1,181			3,340	1,200
Impairment charge related to investment, after-tax										$ 763
Percentage of ownership interest held				35.00%	49.00%		20.00%		35.00%